Basis of Presentation and Summary of Significant Accounting Policies, Share-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Share-Based Compensation [Abstract]
Share-based compensation expense	$ 39	$ 35
Discontinued Operations
Share-Based Compensation [Abstract]
Share-based compensation expense	$ 7	$ 7